WESMARK FUNDS

WesMark Small Company Fund (WMKSX)

WesMark Large Company Fund (WMKGX)

WesMark Balanced Fund (WMBLX)

WesMark Government Bond Fund (WMBDX)

WesMark West Virginia Municipal Bond Fund (WMKMX)

WesMark Tactical Opportunity Fund (WMKTX)

SUPPLEMENT DATED JANUARY 31, 2022 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 28, 2021, AS PREVIOUSLY SUPPLEMENTED

Effective January 31, 2022, Robert Kirkbride retired from the Board of Trustees of the WesMark Funds. All references to Mr. Kirkbride contained in the Statement of Additional Information dated February 28, 2021 are hereby removed.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE